RELATED PARTY TRANSACTIONS - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties	$ 7,957	$ 8,442